Derivative liability (Tables)	9 Months Ended
Sep. 30, 2021
Derivative liability
Schedule of changes in fair values of the derivative liability

	September 30, 2021	December 31, 2020
Balance, beginning	$17,899,855	$5,456,265
Decrease of derivative liabilities for warrants priced in USD per change in functional currency (Note 3)	(17,899,855)
Recognize of derivative liabilities for warrants priced in CAD per change in functional currency (Note 3)	32,439,081	—
Warrants exercised	(12,560,212)	(20,491,542)
Changes in fair value of derivative liabilities	(16,436,023)	32,935,132
Balance, ending	$3,442,846	$17,899,855

Schedule of changes in DSU

	Number of DSU	Amount
Balance, December 31, 2020	—	$—
Reclassification to liability	44,623	152,164
DSUs exercised	(11,510)	(39,248)
Issuance	51,468	9,484

Balance, September 30, 2021	84,581	$122,400